CLOSED BLOCK	12 Months Ended
Dec. 31, 2022
Closed Block Disclosure [Abstract]
CLOSED BLOCK	CLOSED BLOCK
As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.
Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the NYDFS. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.
The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.
If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.
Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.
Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2022	2021
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$5,692	$5,930
Policyholder dividend obligation	—	—
Other liabilities	68	53
Total Closed Block liabilities	5,760	5,983

Assets Designated to the Closed Block:
Fixed maturities AFS, at fair value (amortized cost of $3,171 and $3,185) (allowance for credit losses of $0 and $0)	2,948	3,390
Mortgage loans on real estate (net of allowance for credit losses of $4 and $4)	1,645	1,771
Policy loans	569	602
Cash and other invested assets	—	61
Other assets	187	78
Total assets designated to the Closed Block	5,349	5,902

Excess of Closed Block liabilities over assets designated to the Closed Block	411	81
Amounts included in AOCI:
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $0 and $0; and net of income tax: $47 and $(43)	(177)	172
Maximum future earnings to be recognized from Closed Block assets and liabilities	$234	$253

The Company’s Closed Block revenues and expenses were as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Revenues:
Premiums and other income	$125	$144	$157
Net investment income (loss)	221	237	251
Investment gains (losses), net	(3)	4	—
Total revenues	343	385	408

Benefits and Other Deductions:
Policyholders’ benefits and dividends	330	375	399
Other operating costs and expenses	2	3	1
Total benefits and other deductions	332	378	400
Net income (loss), before income taxes	11	7	8
Income tax (expense) benefit	3	(3)	(2)
Net income (loss)	$14	$4	$6
A reconciliation of the Company’s policyholder dividend obligation follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Beginning balance	$—	$160	$2
Unrealized investment gains (losses)	—	(160)	158
Ending balance	$—	$—	$160